Note 13 - Employee Benefits (Details) (USD $)	12 Months Ended									18 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Pentegra DB Plan [Member]	Jun. 30, 2013 Pentegra DB Plan [Member]	Dec. 31, 2012 Pentegra DB Plan [Member]	Jun. 30, 2012 Pentegra DB Plan [Member]	Dec. 31, 2011 Pentegra DB Plan [Member]	Jun. 30, 2011 Pentegra DB Plan [Member]	Dec. 31, 2013 Pentegra DB Plan [Member]	Dec. 31, 2013 2001 Plan [Member]	Dec. 31, 2012 2001 Plan [Member]	Dec. 31, 2011 2001 Plan [Member]	Dec. 31, 2009 2001 Plan [Member]	Dec. 31, 2013 2009 Plan [Member]	Dec. 31, 2012 2009 Plan [Member]	Dec. 31, 2011 2009 Plan [Member]	Dec. 31, 2010 2009 Plan [Member]	Dec. 31, 2009 2009 Plan [Member]
Note 13 - Employee Benefits (Details) [Line Items]
Defined Benefit Plan, Contributions by Employer	$ 257,000	$ 406,000	$ 57,000		$ 196,473,000		$ 299,729,000		$ 203,582,000	$ 257,000
Defined Benefit Plan, Funded Percentage					89.51%		95.77%		80.39%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent				5.00%
Defined Benefit Plan, Amounts Recognized in Balance Sheet			234,000
Minimum Age Required To Be Eligible To Participate In Employee Stock Option Option Plan	18 years
Defined Contribution Plan Employer Contribution Percent Of Annual Salary Of Employee				50.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	17,500					17,000		16,500
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay				25.00%
Maximum Contribution Percent By Participant				8.00%
Defined Contribution Plan, Cost Recognized	160,000	158,000	159,000
Employee Stock Ownership Plan Esop Debt Structure Direct Original Loan Amount	6,100,000
Employee Stock Ownership Plan ESOP Shares Purchased (in Shares)	912,866
Employee Stock Ownership Plan ESOP Debt Structure Indirect Original Loan Amount	1,500,000
Employee Stock Ownership Plan ESOP Additional Shares Purchased (in Shares)	76,933
Employee Stock Ownership Plan ESOP Interest Rate On Loan	7.52%
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP	525,000	527,000	525,000
Employee Stock Ownership Plan (ESOP), Compensation Expense	$ 172,000	$ 68,000	$ 58,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	1 year
Minimum Duration Of Working Hours Required To Be Eligible To Participate In Employee Stock Option Option Plan	1,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)											45,540
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period											10 years				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 22.40										$ 28.21	$ 28.21	$ 20.07	$ 20.07	$ 4.77	$ 4.77	$ 4.77	$ 4.77
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	121,053										0	0	0	0	121,053	121,965	70,821	163,883	350,000
Share Available For Grant Ratio For Restricted Stock (in Dollars per Share)	$ 1.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number (in Shares)															12,000
Share Based Compensation Arrangement By Share Based Payment Award Options Unvested And Expected To Remain Unexercised (in Shares)															3,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price (in Dollars per share)															$ 4.77